THE WACHOVIA FUNDS
Wachovia Equity Fund                Wachovia Balanced Fund

Wachovia Quantitative Equity Fund         Wachovia Blue Chip Value Fund

Wachovia Growth & Income Fund       Wachovia New Horizons Fund

Wachovia Equity Index Fund                Wachovia International Equity Fund

Wachovia Special Values Fund        Wachovia Fixed Income Fund

Wachovia Emerging Markets Fund       Wachovia Intermediate Fixed Income Fund

Wachovia Personal Equity Fund       Wachovia Short-Term Fixed Income Fund

Wachovia Prime Cash Management Fund Wachovia Tax-Free Money Market Fund

Wachovia Money Market Fund          Wachovia U.S. Treasury Money Market Fund

Wachovia Executive Fixed Income Fund


THE WACHOVIA MUNICIPAL FUNDS
Wachovia Georgia Municipal Bond Fund

Wachovia North Carolina Municipal Bond Fund

Wachovia South Carolina Municipal Bond Fund

Wachovia Virginia Municipal Bond Fund


---------------------------------------------------------------------------------------
Supplement to the Statement of Additional Information dated January 31, 2001.

Under the Heading entitled, "Securities in Which the Funds Invest" please delete the current chart and replace it with the following:

Equity Funds and Income Funds
-----------------------------------------------------------------------------------
Securities              Balanced Blue     New       Inter-    Fixed   Inter-      Short-Term
                          Fund   Chip     Horizons  National Income   Mediate     Fixed
                                 Value     Fund     Equity    Fund   Fixed Income Income
                                  Fund              Fund              Fund        Fund
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
American Depository        A        A        A                N       N       N
Receipts1                                         P
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Asset-Backed               A        N        N       A        A       A       A
Securities11
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Bank Instruments           A        A        A       A        A       A       A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Commercial Paper7          A        A        A       A        A       A       A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Common Stocks              P        P        P       P        N       N       N
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Convertible Securities     A        A        A       A        A       A       A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Corporate Debt             P        A        A       A        P       P       P
Obligations6
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Demand Master Notes        A        A        A       A        A       A       A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
European Depository        A        A        A       A        N       N       N
Receipts
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Foreign Currency           N        A        A       A        N       N       N
Transactions4
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Foreign Securities1        A        A        A       P        A       A       A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Futures and Options        A        A        A       P        A       A       A
Transactions
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Futures on Foreign         A        N        N       A        A       A       A
Government Debt
Obligations
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Global Depository          A        A        A       A        N       N       N
Receipts
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Preferred Stocks           A        P        P       P        N       N       N
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Repurchase Agreements      A        A        A       A        A       A       A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Restricted and             A        A        A       A        A       A       A
Illiquid
Securities12
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Reverse Repurchase         A        A        A       A        A       A       A
Agreements
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Securities of Other        A        A        A       A        A       A       A
Investment
Companies
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Securities of Other        A        A        A       A        A       A       A
Investment Companies -
Closed-End
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Stock Index Futures        A        P        P       P        N       N       N
and
Options3
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Stripped                   A        N        N       N        A       A       A
Mortgage-Backed
Securities

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Temporary                  A        A        A       A        A       A       A
Investments
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
U.S. Government            A        A        A       A        A       A       A
Obligations
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Variable Rate Demand       A        A        A       A        A       A       A
Notes
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Warrants                   A        P        P       A        A       A       A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
When-Issued                A        A        A       A        A       A       A
Transactions
-----------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
                                                                     September 19, 2001


Cusip 929901601   Cusip 929901676   Cusip 929901502   Cusip 929901668
Cusip 929901734   Cusip 929901627   Cusip 929901742   Cusip 929901619
Cusip 929901759   Cusip 929902104   Cusip 929901692   Cusip 929902203
Cusip 929901718   Cusip 929902500   Cusip 929901726   Cusip 929902609
Cusip 929901866   Cusip 929902401   Cusip 929901874   Cusip 929902302
Cusip 929901841   Cusip 929902708   Cusip 929901635   Cusip 929902807
Cusip 929901858   Cusip 929901650   Cusip 929901767   Cusip 929901643
Cusip 929901775   Cusip 929901809   Cusip 929901783   Cusip 929901882
Cusip 929901791   Cusip 929901700   Cusip 929901817   Cusip 929901411
Cusip 929901320   Cusip 929901684   Cusip 929901304   Cusip 929901833
Cusip 929901205   Cusip 929901403   Cusip 929901825   Cusip 929901106
Cusip 929901445   Cusip 929901395   Cusip 929901361   Cusip 929901288
Cusip 929901379   Cusip 929901452   Cusip 929901338   Cusip 929901353
Cusip 929901429   Cusip 929901296   Cusip 929901387   Cusip 929901460
Cusip 929901346   Cusip 929901437   Cusip 929901312   Cusip 929901551
Cusip 929901544   Cusip 929901536   Cusip 929901528   Cusip 929901510
Cusip 929901494   Cusip 929901486   Cusip 929901478   Cusip 929901270
Cusip 929901254   Cusip 929901262   Cusip 929901247

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